Income and expenses - Net other operating income - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [line items]
Government grants		€ 5,282	€ 4,913	€ 4,853
Germany
Analysis of income and expense [line items]
Government grants		€ 319	€ 0	€ 0
Acquired customers, technology | FEops NV
Analysis of income and expense [line items]
Remaining amortization period technology related intangible assets acquisition		5 years 7 months 6 days
RS Print | Acquired customers, technology
Analysis of income and expense [line items]
Remaining amortization period customer related intangible assets acquisition		2 years 1 month 6 days
Remaining amortization period technology related intangible assets acquisition		1 year 9 months 18 days
ACTech | Acquired customers, technology
Analysis of income and expense [line items]
Remaining amortization period customer related intangible assets acquisition		11 years
ZimmerBiomet
Analysis of income and expense [line items]
Arbitration settlement including interests	€ 5,200